STATEMENT OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) $ / shares in Units, $ in Millions				1 Months Ended		6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Jan. 16, 2026 USD ($)	Sep. 26, 2025 USD ($)	Aug. 26, 2025 USD ($) t	Jan. 31, 2026 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Sep. 26, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Oct. 10, 2025 USD ($) shares	Oct. 10, 2025 AUD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Depositary share equivalent, ordinary shares | shares						10			10
Net cash outflows from operating and investing activities						$ (33,100,000)	$ (22,700,000)
Cash and cash equivalents						65,826,830	$ 77,125,859		$ 65,826,830	$ 54,814,125			$ 33,157,356
Number of ordinary shares authorized in firm commitments (in shares) | shares											14,000,000	14,000,000
Share issuance price (in dollars per shares) | $ / shares												$ 5.00
Gross proceeds to be received from ordinary shares											$ 46,000,000.0	$ 70
Government grants						59,800,000			59,800,000
Government grants, obligation						$ 55,200,000
Defense Production Act (DPA) Funding Program
Disclosure of initial application of standards or interpretations [line items]
Government grants														$ 12,700,000
Government grants, entity match														13,400,000
Government grants, including entity match														$ 26,100,000
Government grants, term (in months)						39 months
Government grants, asset procurement						$ 12,700,000				$ 10,300,000
Receivable						2,400,000			2,400,000
Current receivable						1,100,000			1,100,000
Non-current receivable						$ 1,300,000			1,300,000
U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of initial application of standards or interpretations [line items]
Government grants					$ 47,100,000
Government grants, obligation		$ 25,000,000.0	$ 12,500,000		5,000,000.0			$ 42,500,000	$ 42,500,000
Government grants, entity match					49,200,000
Government grants, including entity match					$ 96,300,000
Government grants, capacity scale-up nonmonetary amount | t			1,400
U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS) | Government Grants
Disclosure of initial application of standards or interpretations [line items]
Government grants, obligation	$ 4,600,000			$ 4,600,000